FAIR VALUE AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value and Financial Instruments [Abstract]
Summary of Financial Assets	The following table includes the Group's financial instruments as of the periods presented:

	December 31, 2023	December 31, 2022
Cash and cash equivalents	$3,753	$7,329
Trade receivables and accrued income	190,207	296,781
Other non-current assets	9,172	4,351
Other non-current liabilities(a)	(1,946)	(1,669)
Other current liabilities(b)	(272,101)	(417,201)
Derivative financial instruments at fair value	(557,460)	(1,429,966)
Leases	(31,122)	(28,862)
Borrowings	(1,324,848)	(1,498,166)
Total	$(1,984,345)	$(3,067,403)
(a)Excludes the long-term portion of the value associated with the upfront promote received from Oaktree.
(b)Includes accrued expenses, net revenue clearing and revenue to be distributed. Excludes taxes payable and asset retirement obligations.

Summary of Financial Liabilities	The following table includes the Group's financial instruments as of the periods presented:

	December 31, 2023	December 31, 2022
Cash and cash equivalents	$3,753	$7,329
Trade receivables and accrued income	190,207	296,781
Other non-current assets	9,172	4,351
Other non-current liabilities(a)	(1,946)	(1,669)
Other current liabilities(b)	(272,101)	(417,201)
Derivative financial instruments at fair value	(557,460)	(1,429,966)
Leases	(31,122)	(28,862)
Borrowings	(1,324,848)	(1,498,166)
Total	$(1,984,345)	$(3,067,403)
(a)Excludes the long-term portion of the value associated with the upfront promote received from Oaktree.
(b)Includes accrued expenses, net revenue clearing and revenue to be distributed. Excludes taxes payable and asset retirement obligations.